Condensed Financial Information of the Parent Company (Details) - Schedule of condensed parent company statements of operations - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating loss:
Share of loss of subsidiaries	$ (6,669)	$ (23,721)	$ (12,993)
Loss before income tax expense	(6,669)	(23,721)	(12,993)
Income tax expense
Net loss	$ (6,669)	$ (23,721)	$ (12,993)